AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Unrealized Loss On Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 20,930	$ 8,580
Available-for-sale securities, Unrealized losses, Less than 12 months	98	62
Available-for-sale securities, Fair Value, 12 months or longer	5,188	2,476
Available-for-sale securities, Unrealized losses, 12 months or longer	158	158
Available-for-sale securities, Fair Value Total	26,118	11,056
Available-for-sale securities, Unrealized losses, Total	256	220
Number of securities in a loss position	43	21
Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	2,780	500
Available-for-sale securities, Unrealized losses, Less than 12 months	10	2
Available-for-sale securities, Fair Value, 12 months or longer		1,002
Available-for-sale securities, Unrealized losses, 12 months or longer			[1]
Available-for-sale securities, Fair Value Total	2,780	1,502
Available-for-sale securities, Unrealized losses, Total	10	2
Government Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	2,255
Available-for-sale securities, Unrealized losses, Less than 12 months	6
Available-for-sale securities, Fair Value, 12 months or longer
Available-for-sale securities, Unrealized losses, 12 months or longer
Available-for-sale securities, Fair Value Total	2,255
Available-for-sale securities, Unrealized losses, Total	6
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	13,523	7,061
Available-for-sale securities, Unrealized losses, Less than 12 months	76	60
Available-for-sale securities, Fair Value, 12 months or longer	4,127
Available-for-sale securities, Unrealized losses, 12 months or longer	22
Available-for-sale securities, Fair Value Total	17,650	7,061
Available-for-sale securities, Unrealized losses, Total	98	60
ARS [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months
Available-for-sale securities, Unrealized losses, Less than 12 months
Available-for-sale securities, Fair Value, 12 months or longer	1,061	1,230
Available-for-sale securities, Unrealized losses, 12 months or longer	136	157
Available-for-sale securities, Fair Value Total	1,061	1,230
Available-for-sale securities, Unrealized losses, Total	136	157
Certificate of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	2,372	1,019
Available-for-sale securities, Unrealized losses, Less than 12 months	6		[1]
Available-for-sale securities, Fair Value, 12 months or longer		244
Available-for-sale securities, Unrealized losses, 12 months or longer		1
Available-for-sale securities, Fair Value Total	2,372	1,263
Available-for-sale securities, Unrealized losses, Total	$ 6	$ 1

[1]	Represents an amount lower than $1.